Schedule of Crypto Assets Measured at Fair Value (Details) ¥ in Thousands, ETH in Thousands	Mar. 31, 2026 JPY (¥) ETH	Mar. 31, 2025 JPY (¥)
Crypto Asset, Holding [Line Items]
Crypto assets, Fair value	¥ 21,459
Ethereum [Member]
Crypto Asset, Holding [Line Items]
Crypto assets, Quantity | ETH	66
Crypto assets, Cost basis	¥ 30,000
Crypto assets, Fair value	¥ 21,459